Accumulated other comprehensive income (loss), net of tax	6 Months Ended
Sep. 30, 2022
Accumulated other comprehensive income (loss), net of tax
8. Accumulated other comprehensive income (loss), net of tax
Changes in each component of Accumulated other comprehensive income (loss), net of tax (“AOCI”) for the six months ended September 30, 2021 and 2022 are as follows:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
AOCI, balance at beginning of period	318,114	440,112
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	(8,173)	(25,046)
Unrealized holding gains (losses) during period	6,034	(4,329)
Less: reclassification adjustments for losses (gains) included in net income	(525)	(4,741)

Change during period	5,509	(9,070)

Balance at end of period	(2,664)	(34,116)

Foreign currency translation adjustments:
Balance at beginning of period	(86,873)	94,104
Foreign currency translation adjustments during period	52,231	269,154
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	52,231	269,154

Balance at end of period	(34,642)	363,258

Defined benefit plan adjustments:
Balance at beginning of period	397,153	355,355
Unrealized gains (losses) during period	(5,107)	4,390
Less: reclassification adjustments for losses (gains) included in net income	(9,187)	(9,183)

Change during period	(14,294)	(4,793)

Balance at end of period	382,859	350,562

Own credit risk adjustments:
Balance at beginning of period	16,007	15,699
Unrealized gains (losses) during period	(6,218)	2,998
Less: reclassification adjustments for losses (gains) included in net income	443	434

Change during period	(5,775)	3,432

Balance at end of period	10,232	19,131

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	37,671	258,723

AOCI, balance at end of period	355,785	698,835

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2022:

	Six months ended September 30, 2022
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)

Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for- sale securities	6,759	(2,018)	4,741	—	4,741	Investment gains (losses)-net
Defined benefit plan adjustments	13,114	(3,940)	9,174	9	9,183	Salaries and employee benefits
Own credit risk adjustments	(626)	192	(434)	—	(434)	Other noninterest income (expenses)

Total	19,247	(5,766)	13,481	9	13,490

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense
(benefit)
and Net income
(loss),
respectively.